Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013
Real estate property:
Land	$ 551,251
Buildings and improvements	2,419,555
Real estate property, gross	2,970,806
Accumulated depreciation	(7,515)
Real estate property, net	2,963,291
Cash	333,547	478
Prepaid expenses and other assets	79,410
Total Assets	3,376,248	478
Current liabilities:
Note payable - related party	1,800,000
Security deposits	102,045
Stockholder loans		82,362
Accounts payable and accrued liabilities	67,532	21,338
Total Liabilities	1,969,577	103,700
Stockholders' Equity (Deficit)
Common stock, par value $0.001, 95,000,000 shares authorized; 13,876,845 and 12,218,205 shares issued and outstanding, respectively	13,877	12,218
Additional paid-in capital	2,578,569	57,190
Accumulated deficit	(1,185,775)	(172,630)
Total Stockholders' Equity (Deficit)	1,406,671	(103,222)
Total Liabilities and Stockholders' Equity (Deficit)	$ 3,376,248	$ 478